UNITED STATES
		     SECURITIES AND EXCHANGE COMMISSION
				Washington, D.C. 20549

				FORM 13F

			FORM 13F COVER PAGE
Report for the Calendar Year or Quarter Ended : September 30, 2008 Check here is Amendment [ ]; Amendment Number:
This Amendment (Check only one.):[  ] is a restatement
				 [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name : Glynn Capital Management LLC
Address: 3000 Sand Hill Road
	 Bldg 4-235
	 Menlo Park, CA 94025

13F File Number :801-41243

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Name : Vivian Loh Nahmias
Title :CFO
Phone : 650-854-2215
Signature, Place, and Date of Signing:

Vivian Loh Nahmias	Menlo Park	CA	Oct 27, 2008



			FORM 13F SUMMARY PAGE
Report Summary :

Number of Other Included Managers : 0

Form 13F Information Table Entry Total : 48

Form 13F Information Table Value Total : $113,630

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
Abbott Laboratories            COM              002824100     2015    35000 SH       Sole                    35000
Activision, Inc.               COM              004930202     5987   388000 SH       Sole                   388000
Advent Software                COM              007974108     6243   177220 SH       Sole                   177220
Akamai Technologies            COM              00971T101     1913   109700 SH       Sole                   109700
Alexza Pharmaceuticals         COM              015384100      873   176650 SH       Sole                   176650
Apple Computer                 COM              037833100      239     2100 SH       Sole                     2100
Aruba Networks Inc             COM              043176106     1037   202150 SH       Sole                   202150
Automatic Data Processing, Inc COM              053015103      295     6911 SH       Sole                     6911
BP Amoco PLC                   COM              055622104      956    19054 SH       Sole                    19054
Berk. Hath. Class A            COM              084670108     1959       15 SH       Sole                       15
Berk. Hath. Class B            COM              084670207     2510      571 SH       Sole                      571
Cavium Networks, Inc.          COM              14965A101     3462   245850 SH       Sole                   245850
Cisco Systems                  COM              17275R102      567    25150 SH       Sole                    25150
Constant Contact, Inc          COM              210313102     2630   154051 SH       Sole                   154051
Data Domain, Inc.              COM              23767P109     4336   194703 SH       Sole                   194703
Dolby Laboratories, Inc.       COM              25659T107     4734   134520 SH       Sole                   134520
EMC Corporation                COM              268648102      798    66762 SH       Sole                    66762
Ebay                           COM              278642103      224    10000 SH       Sole                    10000
Electronic Arts                COM              285512109     6271   169521 SH       Sole                   169521
Exelixis, Inc.                 COM              30161Q104      704   115840 SH       Sole                   115840
FormFactor, Inc.               COM              346375108     3346   192087 SH       Sole                   192087
Gameloft                       COM              5984273FR     1850   392152 SH       Sole                   392152
General Electric               COM              369604103     1428    56016 SH       Sole                    56016
General Mills                  COM              370334104      916    13336 SH       Sole                    13336
Glu Mobile, Inc.               COM              379890106      181    92980 SH       Sole                    92980
Google Inc                     COM              38259P508     2680     6691 SH       Sole                     6691
Halliburton Co.                COM              406216101      648    20000 SH       Sole                    20000
IBM                            COM              459200101     2587    22116 SH       Sole                    22116
InnerWorkings, Inc.            COM              45773Y105     2866   258412 SH       Sole                   258412
Intel Corp.                    COM              458140100      936    50000 SH       Sole                    50000
Intuit, Inc.                   COM              461202103     5996   189689 SH       Sole                   189689
Johnson & Johnson              COM              478160104     1117    16128 SH       Sole                    16128
Lamar Advertising              COM              512815101     1933    62575 SH       Sole                    62575
Linear Technology              COM              535678106     7573   246994 SH       Sole                   246994
Marvell Technology             COM              G5876H105     2353   253000 SH       Sole                   253000
Maxim Intgrtd. Prod.           COM              57772K101     4440   245290 SH       Sole                   245290
Minnesota Mining               COM              604059105      273     4000 SH       Sole                     4000
Neutral Tandem                 COM              64128B108     4159   224333 SH       Sole                   224333
Omniture, Inc.                 COM              68212S109     2682   146100 SH       Sole                   146100
Pfizer, Inc.                   COM              717081103      922    50000 SH       Sole                    50000
Royal Dutch Shell PLC          COM              780259206      236     4000 SH       Sole                     4000
Salesforce.com Inc.            COM              79466L302     4659    96270 SH       Sole                    96270
Schering-Plough                COM              806605101      739    40000 SH       Sole                    40000
Schlumberger Ltd.              COM              806857108     1249    16000 SH       Sole                    16000
SuccessFactors, Inc            COM              864596101     3923   359950 SH       Sole                   359950
Target CP                      COM              239753106      645    13140 SH       Sole                    13140
VMWare                         COM              928563402     2196    82425 SH       Sole                    82425
eHealth, Inc.                  COM              28238P109     3343   208932 SH       Sole                   208932